Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2018	USD ($)	EUR (€)	CZK (Kč)	GBP (£)	MXN ($)
Canada, Dollars
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,502,000,000	€ 2,000,000
Canada, Dollars | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.32032
Foreign exchange forward contract, Sales Exchange Rate	0.77436
Canada, Dollars | 2019 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.56777
Foreign exchange forward contract, Sales Exchange Rate	0.64273
Canada, Dollars | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 230,000,000	15,000,000
Canada, Dollars | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,030,000,000	14,000,000
Canada, Dollars | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.29662
Foreign exchange forward contract, Sales Exchange Rate	0.77365
Canada, Dollars | 2020 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.55732
Canada, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 18,000,000	€ 1,000,000
Canada, Dollars | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 466,000,000
Canada, Dollars | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.26809
Foreign exchange forward contract, Sales Exchange Rate	0.78498
Canada, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,000,000
Canada, Dollars | 2021 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 174,000,000
Canada, Dollars | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.30510
Foreign exchange forward contract, Sales Exchange Rate	0.78373
Canada, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,000,000
Canada, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 64,000,000
Canada, Dollars | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.77541
Canada, Dollars | 2023 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 18,000,000
United States of America, Dollars
Derivative [Line Items]
Notional amount of foreign currency derivatives					$ 8,771,000,000
United States of America, Dollars | 2019 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04848
United States of America, Dollars | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives					5,240,000,000
United States of America, Dollars | 2020 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04681
United States of America, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives					2,676,000,000
United States of America, Dollars | 2021 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04273
United States of America, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives					$ 855,000,000
Euro Member Countries, Euro
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 104,000,000		Kč 6,891,000,000	£ 17,000,000
Euro Member Countries, Euro | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.85595
Foreign exchange forward contract, Sales Exchange Rate	1.17649
Euro Member Countries, Euro | 2019 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.12128
Foreign exchange forward contract, Sales Exchange Rate	0.85495
Euro Member Countries, Euro | 2019 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03816
Euro Member Countries, Euro | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 183,000,000		4,039,000,000	14,000,000
Euro Member Countries, Euro | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 142,000,000			22,000,000
Euro Member Countries, Euro | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.83001
Foreign exchange forward contract, Sales Exchange Rate	1.20790
Euro Member Countries, Euro | 2020 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.11351
Foreign exchange forward contract, Sales Exchange Rate	0.88525
Euro Member Countries, Euro | 2020 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03836
Euro Member Countries, Euro | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 93,000,000		2,361,000,000	8,000,000
Euro Member Countries, Euro | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 47,000,000			11,000,000
Euro Member Countries, Euro | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.79816
Foreign exchange forward contract, Sales Exchange Rate	1.28271
Euro Member Countries, Euro | 2021 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.92098
Euro Member Countries, Euro | 2021 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03729
Euro Member Countries, Euro | 2021 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 27,000,000		Kč 491,000,000
Euro Member Countries, Euro | 2021 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 18,000,000			£ 6,000,000
Euro Member Countries, Euro | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.76479
Foreign exchange forward contract, Sales Exchange Rate	1.31155
Euro Member Countries, Euro | 2022 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 9,000,000
Euro Member Countries, Euro | 2022 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,000,000